26. SEGMENT INFORMATION (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Total	R$ 2,748,337	R$ (206,334)	R$ 663,184
Corporate [Member]
Disclosure of operating segments [line items]
Total	(454,899)	(909,839)	(422,986)
Other segments [Member]
Disclosure of operating segments [line items]
Total	109,138	89,311	79,016
Sub Total [Member]
Disclosure of operating segments [line items]
Total	3,203,236	703,505	1,086,170
BRAZIL CGU [Member]
Disclosure of operating segments [line items]
Total	1,818,813	590,416	987,163
International [Member]
Disclosure of operating segments [line items]
Total	R$ 1,275,285	R$ 23,778	R$ 19,991